Vanguard Commodity Strategy Fund Average Annual Total Returns - Admiral Prospectus [Member]		12 Months Ended	60 Months Ended	78 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Commodity Index Total Return (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.77%	10.64%	7.91%
Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.05%	13.07%	15.02%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent		18.02%	12.13%	10.51%
Performance Inception Date	Jun. 25, 2019
Admiral Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.60%	7.06%	6.58%
Admiral Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.62%	7.17%	6.48%